Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash and cash equivalents
Maximum original maturity period of highly liquid debt instruments to be considered as cash equivalents	3 months			3 months
Contractual maturity of revolving lines of credit that may exceed in certain cases				90 days
Gain (Loss) on Sale of Property Plant Equipment	$ 1,017,000	$ 197,000	$ 8,309,000	$ 43,520,000	$ 5,740,000
Foreign currency translation gain			102,700,000	91,300,000
Advertising costs			158,000,000	145,800,000	133,800,000
Direct Operating Expense [Member]
Restricted cash and cash equivalents
Gain (Loss) on Sale of Property Plant Equipment			$ 6,300,000	$ 43,100,000